Significant Accounting Policies	9 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies
Basis of presentation and consolidation
Prior to July 30, 2019, Dynatrace Holdings LLC, a Delaware limited liability company, was an indirect equity holder of DHC that indirectly and wholly owned Dynatrace, LLC. On July 31, 2019, Dynatrace Holdings LLC (i) converted into a Delaware corporation with the name Dynatrace, Inc. and (ii) through a series of corporate reorganization steps, became the parent company of DHC. Additionally, as part of the reorganization, two wholly owned subsidiaries of DHC, Compuware Corporation and SIGOS LLC, were spunout from the corporate structure to the DHC shareholders. As a result of these transactions, DHC is a wholly owned indirect subsidiary of Dynatrace, Inc. These reorganization steps are collectively referred to as the “reorganization.” In connection with the reorganization, the equityholders of Compuware Parent, LLC received units of Dynatrace Holdings LLC in exchange for their equity interests in Compuware Parent, LLC based on the fair value of a unit of Dynatrace Holdings LLC on July 30, 2019, which was determined to be $16.00 per unit by a committee of the board of managers of Dynatrace Holdings LLC, and all of the outstanding units of Dynatrace Holdings LLC then converted into shares of Dynatrace, Inc.
The reorganization was completed between entities that have been under common control since December 15, 2014. Therefore, these financial statements retroactively reflect DHC and Dynatrace Holdings LLC on a consolidated basis for the periods presented. The spin-offs of Compuware Corporation and SIGOS LLC from DHC have been accounted for retroactively as a change in reporting entity and accordingly, these financial statements exclude their accounts and results.
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany balances and transactions have been eliminated in the accompanying financial statements. The income tax amounts in the accompanying consolidated financial statements have been calculated based on a separate return methodology and presented as if the Company’s operations were separate taxpayers in the respective jurisdictions.
As described in Note 16, the consolidated financial statements reflect the debt and debt service associated with subordinated demand promissory notes payable of DHC to a related party. The financial statements also reflect certain expenses incurred by DHC related to Dynatrace for certain functions including shared services, which are immaterial to these financial statements. These attributed expenses were allocated to Dynatrace on the basis of direct usage when identifiable, and for resources indirectly used by Dynatrace, allocations were based on a proportional cost allocation methodology, to reflect estimated usage by Dynatrace. Management considers the allocation methodology and results to be reasonable for all periods presented. However, the financial information presented in these financial statements may not reflect the consolidated financial position, operating results and cash flows of Dynatrace had the Dynatrace business been a separate stand-alone entity during the periods presented. Actual costs that would have been incurred if Dynatrace had been a stand-alone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas.
Foreign currency translation
The reporting currency of the Company is the U.S. dollar (“USD”). The functional currency of the Company’s principal foreign subsidiaries is the currency of the country in which each entity operates. Accordingly, assets and liabilities in the consolidated balance sheet have been translated at the rate of exchange at the balance sheet date, and revenues and expenses have been translated at average exchange rates prevailing during the period the transactions occurred. Translation adjustments have been excluded from the results of operations and are reported as accumulated other comprehensive loss within the consolidated statements of member’s deficit.
Transaction gains and losses generated by the effect of changes in foreign currency exchange rates on recorded assets and liabilities denominated in a currency different than the functional currency of the applicable entity are recorded in Other, net in the consolidated statements of operations.
Use of estimates
The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Management periodically evaluates such estimates and assumptions for continued reasonableness. In particular, the Company makes estimates with respect to the stand-alone selling price for each distinct performance obligation in customer contracts with multiple performance obligations, the uncollectible accounts receivable, the fair value of tangible and intangible assets acquired, and liabilities assumed in a business combination, valuation of long-lived assets, equity-based compensation expense and income taxes, among other things. Appropriate adjustments, if any, to the estimates used are made prospectively based upon such periodic evaluation. Actual results could differ from those estimates.
Segment information
The Company operates as one operating segment. The Company’s chief operating decision maker is its chief executive officer, who reviews financial information presented on a consolidated basis, for purposes of making operating decisions, assessing financial performance and allocating resources.
Business combinations
When the Company acquires a business, management allocates the purchase price to the net tangible and identifiable intangible assets acquired. Any residual purchase price is recorded as goodwill. The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets.
These estimates can include but are not limited to, the cash flows that an asset is expected to generate in the future, the appropriate weighted average cost of capital and the cost savings expected to be derived from acquiring an asset.
Deferred offering costs
Deferred offering costs, primarily consisting of legal, accounting, printer, and other direct fees and costs related to the Company’s proposed initial public offering, are capitalized. The deferred offering costs will be offset against proceeds from the proposed initial public offering upon the closing of the offering. In the event the anticipated offering is not completed, all of the deferred offering costs will be expensed. As of March 31, 2018, the Company had not yet capitalized any offering costs in the consolidated balance sheets. As of March 31, 2019, the Company has capitalized $1.6 million of offering costs which are included in prepaid expenses and other current assets in the consolidated balance sheets.
Revenue recognition
The Company elected to early adopt Accounting Standards Codification Topic 606 (“ASC 606”), Revenue from Contracts with Customers, effective April 1, 2018, using the full retrospective transition method. Under this method, the Company is presenting the consolidated financial statements for the years ended March 31, 2017 and 2018 as if ASC 606 had been effective for those periods. The Company applied a practical expedient not to disclose the amount of the transaction price allocated to the remaining performance obligations for contracts with an original expected duration of one year or less.
The Company sells software licenses, subscriptions, maintenance and support, and professional services together in contracts with its customers, which include end-customers and channel partners. Certain of the Company’s software license agreements provide customers with a right to use software perpetually or for a defined term. As required under applicable accounting principles, the goods and services that the Company promises to transfer to a customer are accounted for separately if they are distinct from one another. Promised items that are not distinct are bundled with other promised items until the bundle is distinct from other promised items in the contract. The transaction price is allocated to the separate performance obligations based on the relative estimated standalone selling prices of those performance obligations.
In accordance with ASC 606, revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration the Company expects to be entitled to receive in exchange for these services.
The Company determines revenue recognition through the following steps:

1.	Identification of the contract, or contracts, with a customer
The Company considers the terms and conditions of the contract in identifying the contracts. The Company determines a contract with a customer to exist when the contract is approved, each party’s rights regarding the services to be transferred can be identified, the payment terms for the services can be identified, it has been determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company will evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit, and financial information pertaining to the customer.

2.	Identification of the performance obligations in the contract
Performance obligations promised in a contract are identified based on the services and the products that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services and the products is separately identifiable from other promises in the contract. The Company’s performance obligations consist of (i) software licenses, (ii) subscription services, (ii) maintenance and support for software licenses, and (iv) professional services.

3.	Determination of the transaction price
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. The Company’s contracts do not contain a significant financing component.

4.	Allocation of the transaction price to the performance obligations in the contract
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price (“SSP”) for arrangements not including software licenses or subscription services. The Company has determined that its pricing for software licenses and subscription services is highly variable and therefore allocates the transaction price to those performance obligations using the residual approach.

5.	Recognition of revenue when, or as a performance obligation is satisfied
Revenue is recognized at the time the related performance obligation is satisfied by transferring the control of the promised service to a customer. Revenue is recognized when control of the service is transferred to the customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those services.
Subscriptions
Subscription revenue relates to performance obligations for which the Company recognizes revenue over time as control of the product or service is transferred to the customer. Subscription revenue includes arrangements that permit customers to access and utilize the Company’s hosted software delivered on a software-as-a-service (“SaaS”) basis, term-based and perpetual licenses of the Company’s Dynatrace Software, as well as maintenance. Fees associated with subscriptions are generally invoiced and deferred upon contract execution and are recognized as revenue ratably over the term. The when-and-if available updates of the Dynatrace Software, which are part of the maintenance agreement, are critical to the continued utility of the Dynatrace Software; therefore, the Company has determined the Dynatrace Software and the related when-and-if available updates to be a combined performance obligation. Accordingly, when Dynatrace Software is sold under a term-based license, the revenue associated with this combined performance obligation is recognized ratably over the license term as maintenance is included for the duration of the license term. The Company has determined that perpetual licenses of Dynatrace Software provide customers with a material right to acquire additional goods or services that they would not receive without entering into the initial contract as the renewal option for maintenance services allows the customer to extend the utility of the Dynatrace Software without having to again make the initial payment of the perpetual software license fee. The associated material right is deferred and recognized ratably over the term of the expected optional maintenance renewals.
Subscription revenue also includes maintenance services relating to the Company’s Classic offerings as that revenue is recognized over time given that our obligation is a stand-ready obligation to provide customer support and when-and-if available updates to the Classic software as well as certain other stand-ready obligations.
Licenses
Licenses revenue relates to performance obligations for which the Company recognizes revenue at the point that the license is transferred to the customer. License revenue includes these perpetual and term-based licenses that relate to the Company’s Classic offerings (“Classic Software Licenses”), which are focused on traditional customer approaches to building, operating and monitoring software in more stable and less dynamic and complex environments. The Company requires customers purchasing perpetual licenses of Classic Software and Dynatrace Software, as defined below, to also purchase maintenance services covering at least one year from the beginning of the perpetual license. The Company has determined that the Classic Software Licenses and the related maintenance services are separate performance obligations with different patterns of recognition. Revenue from Classic Software Licenses is recognized upon delivery of the license. Revenue from maintenance is recognized over the period of time of the maintenance agreement and is included in “Subscriptions”.
Services
The Company offers implementation, consulting and training services for the Company’s software solutions and SaaS offerings. Services fees are generally based on hourly rates. Revenues from services are recognized in the period the services are performed, provided that collection of the related receivable is reasonably assured.
Disaggregation of Revenue
The following table is a summary of the Company’s total revenues by geographic region:

	Year Ended
	March 31, 2017		March 31, 2018		March 31, 2019
	Amount	%	Amount	%	Amount	%
	(in thousands, except percentages)
North America	$250,292	62%	$232,521	58%	$248,012	57%
Europe, Middle East and Africa	99,725	25%	111,295	28%	125,615	29%
Asia Pacific	44,829	11%	39,275	10%	45,563	11%
Latin America	11,531	3%	14,956	4%	11,776	3%
Total revenue	$406,377		$398,047		$430,966

For the years ended March 31, 2017, 2018, and 2019, the United States was the only country that represented more than 10% of the Company’s revenues in any period, constituting $237.2 million and 58%, $216.6 million and 54%, and $233.3 million and 54%, respectively, of total revenue.
Deferred commissions
Deferred sales commissions earned by the Company’s sales force are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions for new contracts are deferred and then amortized on a straight-line basis over a period of benefit which the Company has estimated to be three years. The period of benefit has been determined by taking into consideration the duration of customer contracts, the life of the technology, renewals of maintenance and other factors. Sales commissions for renewal contracts are deferred and then amortized on a straight-line basis over the related contractual renewal period. Amortization expense is included in sales and marketing expenses on the consolidated statements of operations.
The Company periodically reviews these deferred costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit of these deferred commissions. There were no impairment losses recorded during the periods presented.
The following table represents a rollforward of the Company’s deferred commissions:

	Fiscal Year Ended March 31,
	2017	2018	2019
Beginning balance	$19,398	$25,219	$39,282
Additions to deferred commissions	16,431	30,835	43,212
Amortization of deferred commissions	(10,610)	(16,772)	(23,244)
Ending Balance	$25,219	$39,282	$59,250
Deferred commissions, current	13,643	18,763	27,705
Deferred commissions, non-current	11,576	20,519	31,545
Total deferred commissions	$25,219	$39,282	$59,250

Deferred revenue
Deferred revenue consists primarily of billed subscription and maintenance fees related to the future service period of subscription and maintenance agreements in effect at the reporting date. Deferred licenses are also included in deferred revenue for those billed arrangements that are being recognized over time. Short-term deferred revenue represents the unearned revenue that will be earned within twelve months of the balance sheet date; whereas, long-term deferred revenue represents the unearned revenue that will be earned after twelve months from the balance sheet date.
As of March 31, 2019, the aggregate amount of the transaction price allocated to remaining performance obligations was $552.3 million, which consists of both billed consideration in the amount of $365.7 million and unbilled consideration in the amount of $186.6 million that the Company expects to recognize as subscription revenue. The Company expects to recognize 59% of this amount as revenue in the fiscal year ending March 31, 2020 and 100% over the three years ending March 31, 2022.
As of March 31, 2019, approximately $365.7 million of billed revenue is expected to be recognized from remaining performance obligations for subscription arrangements. The Company expects to recognize revenue on 75% of those remaining performance obligations over the next 12 months, with the balance recognized thereafter.
The Company applied a practical expedient allowing it not to disclose the amount of the transaction price allocated to the remaining performance obligations for contracts with an original expected duration of one year or less.
Payment terms
Payment terms and conditions vary by contract type, although the Company’s terms generally include a requirement of payment within 30 days. In instances where the timing of revenue recognition differs from the timing of payment, the Company has determined that its contracts do not include a significant financing component. The primary purpose of invoicing terms is to provide customers with simplified and predictable ways of purchasing products and services, not to receive financing from customers or to provide customers with financing.
Cost of revenues
Cost of subscriptions
Cost of subscription revenue includes all direct costs to deliver the Company’s subscription products including salaries, benefits, share-based compensation and related expenses such as employer taxes, allocated overhead for facilities, IT, third-party hosting fees related to the Company’s cloud services, and amortization of internally developed capitalized software technology. The Company recognizes these expenses as they are incurred.
Cost of services
Cost of services revenue includes salaries, benefits, share-based compensation and related expenses such as employer taxes for our services organization, allocated overhead for depreciation of equipment, facilities and IT, and amortization of acquired intangible assets. The Company recognizes expense related to its services organization as they are incurred.
Amortization of acquired technology
Amortization of acquired technology includes amortization expense for technology acquired in business combinations.
Research and development
Research and development (“R&D”) costs, which primarily include the cost of programming personnel, including share-based compensation, amounted to $52.9 million, $58.3 million, and $76.8 million during the years ended March 31, 2017, 2018 and 2019, respectively. R&D costs related to the Company’s software solutions are reported as “Research and development” in the consolidated statements of operations.
Leases
The Company primarily leases facilities under operating leases. For leases that contain rent escalation or rent concession provisions, rent expense is recorded on a straight-line basis over the term of the lease. The difference between the rent paid and the straight-line rent expense is recorded as current and non-current deferred rent liability, as appropriate on the consolidated balance sheets. Rent expense for operating leases was $8.7 million, $8.7 million, and $11.3 million for the years ended March 31, 2017, 2018 and 2019, respectively.
Restructuring expense
The Company defines restructuring expense as costs directly associated with exit or disposal activities. Such costs include employee severance and termination benefits, contract termination fees and penalties, and other exit or disposal costs. In general, the Company records involuntary employee-related exit and disposal costs when there is a substantive plan for employee severance and related costs are probable and estimable. For one-time termination benefits (i.e., no substantive plan) and employee retention costs, expense is recorded when the employees are entitled to receive such benefits and the amount can be reasonably estimated. Contract termination fees and penalties and other exit and disposal costs are generally recorded when incurred.
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and accounts receivable. The Company maintains its cash in bank deposit accounts that, at times, may exceed federally insured limits. There is presently no concentration of credit risk for customers as no individual entity represented more than 10% of the balance in accounts receivable as of March 31, 2017, 2018, and 2019 or 10% of revenue for the years ended March 31, 2017, 2018, and 2019.
Cash and cash equivalents
All highly-liquid investments with a maturity of three months or less when purchased are considered cash and cash equivalents.
Accounts receivable and allowance for doubtful accounts
The Company continuously assesses the collectability of outstanding customer invoices and in doing so, assesses the need to maintain an allowance for estimated losses resulting from the non-collection of customer receivables. In estimating this allowance, the Company considers factors such as: historical collection experience, a customer’s current creditworthiness, customer concentrations, age of outstanding balances, both individually and in the aggregate, and existing economic conditions. Actual customer collections could differ from the Company’s estimates. Allowance for doubtful accounts totaled $3.9 million and $3.4 million, and is classified as “Accounts receivable, net” in the consolidated balance sheets as of March 31, 2018 and 2019, respectively.
Property and equipment, net
The Company states property and equipment, net, at the acquisition cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the shorter of the useful lives of the assets or the related lease. The following table presents the estimated useful lives of the Company’s property and equipment:

Computer equipment and software	3 - 5 years
Furniture and fixtures	5 - 10 years
Leasehold improvements	Shorter of the useful life of the asset or the lease term

Property and equipment are reviewed for impairment whenever events or circumstances indicate their carrying value may not be recoverable. When such events or circumstances arise, an estimate of future undiscounted cash flows produced by the asset, or the appropriate grouping of assets, is compared to the asset’s carrying value to determine if an impairment exists. If the asset is determined to be impaired, the impairment loss is measured based on the excess of its carrying value over its fair value. Assets to be disposed of are reported at the lower of carrying value or net realizable value. There was no impairment of property and equipment during the years ended March 31, 2017, 2018, and 2019.
Goodwill and other intangible assets
The Company’s goodwill and intangible assets primarily relate to the push-down of such assets relating to Thoma Bravo’s December 15, 2014 acquisition of Compuware Corporation based on their relative fair values at the date of acquisition.
Goodwill represents the excess of the purchase price of an acquired business over the fair value of the underlying net tangible and intangible assets. Goodwill is evaluated for impairment annually in the fourth quarter of the Company’s fiscal year, and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of goodwill or a significant decrease in expected cash flows. Since the Company’s acquisition by Thoma Bravo through March 31, 2019, the Company did not have any goodwill impairment.
Intangible assets consist primarily of customer relationships, developed technology, trade names and trademarks, all of which have a finite useful life, as well as goodwill. Intangible assets are amortized based on either the pattern in which the economic benefits of the intangible assets are estimated to be realized or on a straight-line basis, which approximates the manner in which the economic benefits of the intangible asset will be consumed.
Capitalized software
The Company’s capitalized software includes the costs of internally developed software technology and software technology purchased through acquisition. Internally developed software technology consists of development costs associated with software products to be sold (“software products”) and internal use software associated with hosted software.
Costs associated with the development of software technology are expensed prior to the establishment of technological feasibility and capitalized thereafter until the related software technology is available for general release to customers. Technological feasibility is established when management has authorized and committed to funding a project and it is probable that the project will be completed, and the software will be used to perform the function intended. For internal use software, capitalization begins during the application development stage. The Company capitalized $5.2 million, $3.6 million, and $1.9 million for internally developed software technology during the years ended March 31, 2017, 2018, and 2019, respectively, and is recorded within “Other intangible assets, net” in the consolidated balance sheets.
The amortization of capitalized software technology is computed on a project-by-project basis. The annual amortization is the greater of the amount computed using (a) the ratio of current gross revenues compared with the total of current and anticipated future revenues for the software technology or (b) the straight-line method over the remaining estimated economic life of the software technology, including the period being reported on. Amortization begins when the software technology is available for general release to customers. The amortization period for capitalized software is generally three to five years. Amortization of internally developed capitalized software technology is $2.6 million, $5.0 million, and $6.8 million during the years ended March 31, 2017, 2018, and 2019, respectively, and is recorded within “Cost of subscriptions” in the consolidated statements of operations.
Impairment of long-lived assets
Long-lived assets, including amortized intangibles, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of the asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is estimated by the Company using discounted cash flows and other market-related valuation models, including earnings multiples and comparable asset market values. If circumstances change or events occur to indicate that the Company’s fair market value has fallen below book value, the Company will compare the estimated fair value of long-lived assets (including goodwill) to its book value. If the book value exceeds the estimated fair value, the Company will recognize the difference as an impairment loss in the consolidated statements of operations. The Company did not incur any impairment losses during the years ended March 31, 2017, 2018, and 2019.
Income taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period that includes the enactment date. The Company does not permanently reinvest any earnings in its foreign subsidiaries and recognizes all deferred tax liabilities that arise from outside basis differences in its investment in subsidiaries.
The Company records net deferred tax assets to the extent it believes these assets will more likely than not be realized. These deferred tax assets are subject to periodic assessments as to recoverability and if it is determined that it is more likely than not that the benefits will not be realized, valuation allowances are recorded which would reduce deferred tax assets. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations.
Interest and penalties related to uncertain income tax positions are included in the income tax provision.
Fair value of assets and liabilities
Assets and liabilities recorded at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels which are directly related to the amount of subjectivity associated with the inputs to the valuation of these assets or liabilities are as follows:

•	Level 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets;

•
Level 2: Observable inputs, other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

•
Level 3: Unobservable inputs reflecting the Company’s own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The Company’s carrying amounts of financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, and other current liabilities approximate their fair values due to their short maturities.
Share-based compensation
Certain employees were granted management incentive units (“MIUs”) which make a holder eligible to participate in distributions of cash, property, or securities of Compuware Parent LLC made in respect of the Company (whether by way of dividend, repurchase, recapitalization, or otherwise). In the event the employee is no longer employed by the Company, including due to a change in control, as defined, all the management incentive units will be subject to a repurchase arrangement, at the discretion of the Company, Compuware Parent LLC, or Thoma Bravo and certain Thoma Bravo affiliated funds that hold equity in Compuware Parent LLC (collectively, “TB”). There have been no distributions during the years ended March 31, 2017, 2018, and 2019.
On January 1, 2018, certain MIU participants exchanged their MIUs for appreciation units (“AUs”) which entitle a holder to receive the same cash payments as the holder would have received if the holder had continued to own the MIUs that had been exchanged. In the event the employee is no longer employed by the Company, including due to a change in control, as defined, all the AUs will be subject to a repurchase arrangement at the discretion of the Company, Compuware Parent LLC, or TB. There have been no distributions during the years ended March 31, 2017, 2018, and 2019.
The Company recognizes compensation expense for a share-based award on a straight-line basis over an employee’s requisite service period based on the award’s fair value. Share-based awards are settled in cash and are accounted for as liability-based awards. As such, liabilities for awards under these plans are required to be measured at fair value at each reporting date until the date of settlement.
Excess tax benefits of awards related to awards exercises are recognized as an income tax benefit in the income statement and reflected in operating activities in the statement of cash flows. Share-based compensation cost that has been included in income from continuing operations amounted to $0.3 million, $22.3 million, and $71.2 million for the years ended March 31, 2017, 2018, and 2019. The total income tax benefit recognized in the consolidated statements of operations for share-based compensation arrangements was zero, $0.7 million, and $4.8 million for the years ended March 31, 2017, 2018, and 2019, respectively. The liability for these share-based awards is recorded in accrued expenses, non-current on the balance sheet.
Net income (loss) per share
Basic net income (loss) per share attributable to common shareholders is calculated by dividing the net income attributable to common shareholders for the period by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net income (loss) per share includes the dilutive effect of common share equivalents and is calculated using the weighted-average number of common shares and the common share equivalents outstanding during the reporting period. An antidilutive impact is an increase in net income per share or a reduction in net loss per share resulting from the conversion, exercise, or contingent issuance of certain securities. For the years ended March 31, 2017, 2018, and 2019, basic and diluted net income (loss) per share have been retroactively adjusted to reflect the reorganization transactions described in Note 2.
Recently adopted accounting pronouncements
In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification 605, Revenue Recognition and establishes a new revenue standard. This new standard is based on the principle that revenue is recognized to depict the transfer of control of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. The FASB has also issued several amendments to the new standard which were designed to clarify and simplify the adoption process.
In preparation for adoption of the new standard, the Company updated its accounting policies, systems, internal controls and processes. The Company adopted Topic 606 as of April 1, 2018 using the full retrospective method, which required adjustments to the historical financial information for fiscal years 2017 and 2018 to be consistent with the new standard. The Company recorded a net decrease to member’s accumulated deficit of $25.9 million as of April 1, 2016 as a result of the transition. The most significant impacts of the standard relate to the timing of revenue recognition for arrangements involving licenses and sales commissions. Under the new revenue standard, term licenses of the Company’s Classic products and the associated maintenance are considered separate performance obligations. This results in revenue associated with these term licenses being recognized upon delivery of the license rather than over the contractual term. Perpetual licenses and term license related to Dynatrace Software and the associated maintenance which includes when-and-if-available updates have been determined to be combined performance obligations and are recognized ratably over the longer of the term or useful life of the license. Additionally, some deferred revenue, primarily from arrangements involving term licenses, was never recognized as revenue and instead is now a part of the cumulative effect adjustment within accumulated deficit. Finally, the Company is required to capitalize and amortize incremental costs of obtaining a contract, such as certain sales commission costs, over the remaining contractual term or over an expected period of benefit, which the Company has determined to be approximately three years.
The Company applied the following practical expedients permitted under Topic 606; for all reporting periods presented before the date of initial adoption, the Company has elected not to disclose the amount of the transaction price allocated to the remaining performance obligations or provide an explanation of when the Company expects to recognize that amount as revenue. Additionally, the Company has also elected not to separately evaluate each contract modification that occurred before the initial adoption date. The Company has elected not to assess whether a contract has a significant financing component if it expects at contract inception that the period between payment and the transfer of products or services will be one year or less.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The ASU addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice in how certain transactions are classified in the statement of cash flows. The ASU will be applied using a retrospective transition method to each period presented. This new guidance is effective for annual reporting periods beginning after December 15, 2017, and interim periods within those periods, with early adoption permitted. The Company adopted the guidance as of April 1, 2018, noting no material impact on the consolidated financial statements.
In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes step 2 from the goodwill impairment test. Under the new guidance, if a reporting unit’s carrying amount exceeds its fair value, an entity will record an impairment charge based on that difference. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit. This new guidance is effective for annual and interim reporting periods beginning after December 15, 2019, with early adoption permitted. The Company adopted the guidance as of March 31, 2018, noting no material impact on the consolidated financial statements.
In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies when transactions should be accounted for as acquisitions (or disposals) of assets or business. This new guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those periods, with early adoption permitted. The Company adopted the guidance as of April 1, 2018, noting no material impact on the consolidated financial statements.
In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting. The update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting under Topic 718. This new guidance is effective for annual and interim reporting periods beginning after December 15, 2017 with early adoption permitted. The Company adopted the guidance as of March 31, 2018, noting no material impact on the consolidated financial statements.
Recently issued accounting pronouncements
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The amendments supersede current lease requirements in Topic 840 which require lessees to recognize most leases on their balance sheets as lease liabilities with corresponding right-of-use assets. The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. This new guidance is effective for public companies for annual reporting periods beginning after December 15, 2018, and interim periods within those periods, except for emerging growth companies who may elect to adopt the standard for annual reporting periods beginning after December 15, 2019. In July 2018, the
FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements that allows entities to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company plans to elect this new transition guidance upon adoption of the standard on April 1, 2020. The Company will use the package of practical expedients which allows Dynatrace to not (1) reassess whether any expired or existing contracts are considered or contain leases; (2) reassess the lease classification for any expired or existing leases; and (3) reassess the initial direct costs for any existing leases. Adoption of the standard is expected to result in the recognition of the right-of-use assets and lease liabilities for operating leases. The Company is currently evaluating the effects the standard will have on its consolidated financial statements.
In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract; Disclosures for Implementation Costs Incurred for Internal-Use Software and Cloud Computing Arrangements, which aligns the accounting for implementation costs incurred in a hosting arrangement that is a service contract with the accounting for implementation costs incurred to develop or obtain internal-use software under ASC 350-40, in order to determine which costs to capitalize and recognize as an asset. ASU 2018-15 is effective for annual periods, and interim periods within those years, beginning after December 15, 2020, and can be applied either prospectively to implementation costs incurred after the date of adoption or retrospectively to all arrangements. The Company is currently evaluating the effects the standard will have on its consolidated financial statements.
Significant Accounting Policies
Basis of presentation and consolidation
Prior to July 30, 2019, Dynatrace Holdings LLC, a Delaware limited liability company, was an indirect equity holder of DHC that indirectly and wholly owned Dynatrace, LLC. On July 31, 2019, Dynatrace Holdings LLC (i) converted into a Delaware corporation with the name Dynatrace, Inc. and (ii) through a series of corporate reorganization steps, became the parent company of DHC. Additionally, as part of the reorganization, two wholly owned subsidiaries of DHC, Compuware Corporation (“Compuware”) and SIGOS LLC (“SIGOS”), were spun out from the corporate structure to the DHC shareholders. As a result of these transactions, DHC is a wholly owned indirect subsidiary of Dynatrace, Inc. These reorganization steps are collectively referred to as the “reorganization.” In connection with the reorganization, the equity holders of Compuware Parent, LLC received 222,021,708 units of Dynatrace Holdings LLC in exchange for their equity interests in Compuware Parent, LLC based on the fair value of a unit of Dynatrace Holdings LLC on July 30, 2019, which was determined to be $16.00 per unit by a committee of the board of managers of Dynatrace Holdings LLC, and all of the outstanding units of Dynatrace Holdings LLC then converted into shares of Dynatrace, Inc. Additionally, 19,525,510 units of Dynatrace Holdings LLC were issued upon exchange of Dynatrace, LLC Management Incentive Units (“MIUs”) and Appreciation Units (“AUs”) for a total of 241,547,218 outstanding units in Dynatrace Holdings LLC immediately prior to the closing of the Company’s initial public offering (“IPO”).
The reorganization was completed between entities that have been under common control since December 15, 2014. Therefore, these financial statements retroactively reflect DHC and Dynatrace, Inc. on a consolidated basis for the periods presented. The spin-offs of Compuware Corporation and SIGOS LLC from DHC have been accounted for retroactively as a change in reporting entity and accordingly, these financial statements exclude their accounts and results.
The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. All intercompany balances and transactions have been eliminated in the accompanying financial statements.
As described in Note 14, prior to the reorganization the condensed consolidated financial statements reflected the debt and debt service associated with subordinated demand promissory notes payable to a related party. The financial statements also reflect certain expenses incurred by the Company for certain functions including shared services for the periods prior to the reorganization, which are immaterial to these financial statements. These expenses were allocated to Dynatrace on the basis of direct usage when identifiable, and for resources indirectly used by Dynatrace. Allocations were based on a proportional cost allocation methodology to reflect estimated usage by Dynatrace. Management considers the allocation methodology and results to be reasonable for all periods presented. However, the financial information presented in these financial statements may not reflect the consolidated financial position, operating results and cash flows of Dynatrace had the Dynatrace business been a separate stand-alone entity during all of the periods presented. Actual costs that would have been incurred if Dynatrace had been a stand-alone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas.
Initial Public Offering
On August 1, 2019, the Company completed its initial public offering, in which it sold and issued 38,873,174 shares of common stock, inclusive of the underwriters’ option to purchase additional shares that was exercised in full, at an issue price of $16.00 per share. The Company received a total of $622.0 million in gross proceeds from the offering, or approximately $585.3 million in net proceeds after deducting approximately $36.7 million for underwriting discounts, commissions and offering-related expenses.
The IPO also included the sale of 2.1 million shares of common stock, by selling stockholders, inclusive of the underwriters’ option to purchase additional shares that was exercised in full. The Company did not receive any proceeds from the sale of common stock by the selling stockholders.
Prior to the closing of the IPO, the 241,547,218 outstanding units of Dynatrace Holdings, LLC were converted on a one-for-one basis into shares of common stock in accordance with the terms of the certificate of incorporation.
Follow-on offering by selling stockholders
On December 10, 2019, the Company completed a follow-on offering for the sale of 31,625,000 shares of common stock by selling stockholders, inclusive of the underwriters’ option to purchase additional shares that was exercised in full, at an offering price of $24.75 per share. The Company did not receive any proceeds from the sale of common stock by the selling stockholders.
Unaudited interim consolidated financial information
The accompanying interim condensed consolidated balance sheet as of December 31, 2019 and the interim condensed consolidated statements of operations, statements of shareholders’ equity / member’s deficit for the three and nine months ended December 31, 2018 and 2019, statements of cash flows for the nine months ended December 31, 2018 and 2019, and the related disclosures, are unaudited. In management’s opinion, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, consisting of only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of December 31, 2019, its results of operations for the three and nine months ended December 31, 2018 and 2019, and its cash flows for the nine months ended December 31, 2018 and 2019 in accordance with U.S. GAAP. The results for the three and nine months ended December 31, 2019 are not necessarily indicative of the results to be expected for the full fiscal year or any other interim period.
The accompanying interim unaudited condensed consolidated financial statements have been prepared in a manner consistent with the accounting principles disclosed in the audited annual financial statements included in this prospectus. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes as of March 31, 2019 and 2018 included in the Prospectus.
There have been no changes to the Company’s significant accounting policies described in the Company’s Prospectus that have had a material impact on its condensed consolidated financial statements and related notes, except for the share-based compensation accounting policy noted below.
Accounts receivable and allowance for doubtful accounts
The Company continuously assesses the collectability of outstanding customer invoices and in doing so, assesses the need to maintain an allowance for estimated losses resulting from the non-collection of customer receivables. In estimating this allowance, the Company considers factors such as: historical collection experience, a customer’s current creditworthiness, customer concentrations, age of outstanding balances, both individually and in the aggregate, and existing economic conditions. Actual customer collections could differ from the Company’s estimates. Allowance for doubtful accounts totaled $3.4 million and $2.6 million, and is classified as “Accounts receivable, net of allowance for doubtful accounts” in the condensed consolidated balance sheets as of March 31, 2019 and December 31, 2019, respectively.
Share-based compensation
Prior to the IPO, the fair value of the equity units associated with Dynatrace Holdings, LLC underlying the Management Incentive Units and Appreciation Units was determined by the board of managers as there was no public market for the equity units. The board of managers determined the fair value of the Company’s equity units by considering a number of objective and subjective factors including: the valuation of comparable companies, the Company’s operating and financial performance, the lack of liquidity of common stock, and general and industry specific economic outlook, amongst other factors. After the IPO, the Company uses the publicly quoted price as reported on the New York Stock Exchange as the fair value of its common stock.
The Company measures the cost of employee services received in exchange for an award of equity instruments, including stock options, restricted stock, restricted stock units (“RSUs”), and the purchase rights under the employee stock purchase plan (the “ESPP”), based on the estimated grant-date fair value of the award. The fair value is recognized as an expense following the straight-line attribution method over the requisite service period of the entire award for stock options, restricted stock, and RSUs; and over the offering period for the purchase rights issued under the ESPP.
The Company calculates the fair value of stock options and the purchase rights under the ESPP using the Black-Scholes option-pricing model. This requires the input of highly subjective assumptions, including the fair value of the Company’s underlying common stock, the expected term of stock options and purchase rights, the expected volatility of the price of the Company’s common stock, risk-free interest rates, and the expected dividend yield of the Company’s common stock. The assumptions used in the Company’s option-pricing model represent its best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, the Company’s stock-based compensation expense could be materially different in the future. The resulting fair value, net of actual forfeitures, is recognized on a straight-line basis over the period during which an employee is required to provide service in exchange for the award.
Reclassification
Certain reclassifications of prior period amounts have been made in the Company’s condensed consolidated balance sheets and notes to the condensed consolidated financial statements to conform to the current period presentation. These reclassifications had no effect on the reported results of operations.
Recently adopted accounting pronouncements
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification (“ASC”) 605, Revenue Recognition and establishes a new revenue standard. This new standard is based on the principle that revenue is recognized to depict the transfer of control of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. The FASB has also issued several amendments to the new standard which were designed to clarify and simplify the adoption process.
In preparation for adoption of the new standard, the Company updated its accounting policies, systems, internal controls and processes. The Company adopted Topic 606 as of April 1, 2018 using the full retrospective method, which required adjustments to the historical financial information for fiscal years 2017 and 2018 to be consistent with the new standard. The Company recorded a net decrease to member’s accumulated deficit of $25.9 million as of April 1, 2016 as a result of the transition. The most significant impacts of the standard relate to the timing of revenue recognition for arrangements involving licenses and sales commissions. Under the new revenue standard, term licenses of the Company’s Classic products and the associated maintenance are considered separate performance obligations. This results in revenue associated with these term licenses being recognized upon delivery of the license rather than over the contractual term. Perpetual licenses and term license related to Dynatrace Software and the associated maintenance which includes when-and-if-available updates have been determined to be combined performance obligations and are recognized ratably over the useful life of the perpetual license or the length of the term license. Additionally, some deferred revenue, primarily from arrangements involving term licenses of the Company’s classic products, was never recognized as revenue and instead is now a part of the cumulative effect adjustment within accumulated deficit. Finally, the Company is required to capitalize and amortize incremental costs of obtaining a contract, such as certain sales commission costs, over the remaining contractual term or over an expected period of benefit, which the Company has determined to be approximately three years.
The Company applied the following practical expedients permitted under Topic 606: for all reporting periods presented before the date of initial adoption, the Company has elected not to disclose the amount of the transaction price allocated to the remaining performance obligations or provide an explanation of when the Company expects to recognize that amount as revenue. Additionally, the Company has also elected not to separately evaluate each contract modification that occurred before the initial adoption date. The Company has elected not to assess whether a contract has a significant financing component if it expects at contract inception that the period between payment and the transfer of products or services will be one year or less.
Recently issued accounting pronouncements
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The amendments supersede current lease requirements in Topic 840 which require lessees to recognize most leases on their balance sheets as lease liabilities with corresponding right-of-use assets. The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. This new guidance is effective for public companies for annual reporting periods beginning after December 15, 2018, and interim periods within those periods, except for emerging growth companies who may elect to adopt the standard for annual reporting periods beginning after December 15, 2019. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements that allows entities to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company plans to elect this new transition guidance upon adoption of the standard on April 1, 2020. The
Company will use the package of practical expedients which allows Dynatrace to not (1) reassess whether any expired or existing contracts are considered or contain leases; (2) reassess the lease classification for any expired or existing leases; and (3) reassess the initial direct costs for any existing leases. The Company expects that this standard will have a material effect on its consolidated balance sheets. While the Company continues to assess all of the effects of adoption, the Company currently believes the most significant effects relate to the recognition of new right-of-use assets and lease liabilities on the balance sheet for the Company’s office space operating leases. The right-of-use assets and corresponding lease liabilities will be based on the present value of future minimum lease payments. The adoption is not expected to have a material impact on the condensed consolidated statements of operations.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. ASU 2016-13 is effective for annual periods, and interim periods within those years, beginning after December 15, 2019. The Company does not expect the standard to have a material impact on its condensed consolidated financial statements.
In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract; Disclosures for Implementation Costs Incurred for Internal-Use Software and Cloud Computing Arrangements, which aligns the accounting for implementation costs incurred in a hosting arrangement that is a service contract with the accounting for implementation costs incurred to develop or obtain internal-use software under ASC 350-40, in order to determine which costs to capitalize and recognize as an asset. ASU 2018-15 is effective for annual periods, and interim periods within those years, beginning after December 15, 2020, and can be applied either prospectively to implementation costs incurred after the date of adoption or retrospectively to all arrangements. The Company is currently evaluating the effects the standard will have on its condensed consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions for investments, intraperiod allocations and interim calculations, and adds guidance to reduce complexity in accounting for income taxes. ASU 2019-12 is effective for annual periods, and interim periods within those years, beginning after December 15, 2020. The Company is currently evaluating the effects the standard will have on its condensed consolidated financial statements.